Compensation Expense (Tables)	12 Months Ended
Dec. 31, 2021
Share-based and Other Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss
The breakdown of compensation expense, including the annual incentive plan (“AIP”) and long-term incentive plan (“LTIP”) related to various compensation arrangements, is set out below. AIP awards include both short-term (cash and one-year DSUs) and long-term (three-year DSUs, stock options, restricted shares and PSUs) incentives.

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Salaries and benefits (1)	$43,630	$34,501
Annual incentive plan ("AIP")	32,228	17,787
Long-term incentive plan ("LTIP")	14,093	(193)
Total compensation expense (1)	$89,951	$52,095
(1) Comparative figures have been adjusted to conform with the current period presentation (Note 2).

The changes to transactions of the various cash-based and equity-based arrangements during the years ended December 31, 2021 and 2020 are detailed in the sections below.
Annual incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Cash-based	$15,922	$12,088
Equity-based	16,306	5,699
Total AIP expense	$32,228	$17,787
Long-term incentive plan

(in thousands of U.S. dollars)
For the years ended December 31	2021	2020

Cash-based	$13,532	$(3,106)
Equity-based	561	2,913
Total LTIP expense	$14,093	$(193)

Explanation of effect of share-based payments on entity's financial position
The following table summarizes the movement in the AIP liability:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Balance, beginning of year	$631	$20
AIP expense	15,922	12,088
Payments	(16,270)	(11,762)
Translation adjustment	(210)	285
Balance, end of year	$73	$631
The following table summarizes the movement in the PSU liability:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Balance, beginning of year	$6,489	$2,722
PSU expense	10,321	3,633
Payments	(4,755)	—
Translation adjustment	9	134
Balance, end of year	$12,064	$6,489

The following table summarizes the movement in the LTIP liability:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Balance, beginning of year	$11,688	$16,332
LTIP expense (recovery)	13,532	(3,106)
Payments	(3,775)	(1,579)
Translation adjustment	(14)	41
Balance, end of year	$21,431	$11,688
AIP liability is recorded within amounts payable and accrued liabilities, and the equity component is included in the contributed surplus. The breakdown is presented below.

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
Amounts payable and accrued liabilities (Note 12)(1)	$12,137	$7,120
Equity - contributed surplus	13,332	8,755
Total AIP	$25,469	$15,875
(1) This balance includes outstanding PSU liability of $12,064 (2020 - $6,489) and cash-based AIP liability of $73 (2020 - $631).

LTIP liability and equity components are presented on the balance sheet as follows:

(in thousands of U.S. dollars)	December 31, 2021	December 31, 2020
LTIP - liability	$21,431	$11,688
Equity - contributed surplus	7,914	9,557
Total LTIP	$29,345	$21,245

Disclosure of number and weighted average exercise prices of share options
The following tables summarize the movement in the stock option plan during the years ended December 31, 2021 and December 31, 2020.

	TSX		NYSE
For the year ended December 31, 2021	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	2,241,339	$10.34	—	$—
Granted	25,890	18.85	31,764	14.67
Exercised	(281,666)	10.37	—	—
Ending balance - outstanding	1,985,563	$10.45	31,764	$14.67

	TSX		NYSE
For the year ended December 31, 2020	Number of options	Weighted average exercise price (CAD)	Number of options	Weighted average exercise price (USD)

Opening balance - outstanding	4,572,010	$9.24	—	$—
Granted	199,380	11.50	—	—
Exercised	(644,717)	7.87	—	—
Canceled	(1,750,334)	8.55	—	—
Forfeited	(135,000)	9.74	—	—
Ending balance - outstanding	2,241,339	$10.34	—	$—

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The following table presents the inputs used to value the stock options granted in 2021:

For the years ended December 31	2021	2020
Risk-free interest rate (%)	1.26	0.45
Expected option life (years)	5.03	4.97
Expected volatility (%)	25.74	27.11

Disclosure of number and weighted average remaining contractual life of outstanding share options
The following table summarizes the stock options outstanding as at December 31, 2021:

		December 31, 2021
Grant date	Expiration date	Options outstanding	Options exercisable	Exercise price of outstanding options (CAD)	Exercise price of outstanding options (USD)

November 14, 2016	November 14, 2023	550,000	550,000	$8.85	$—
December 15, 2017	December 15, 2024	800,000	800,000	11.35	—
December 17, 2018	December 17, 2025	410,293	410,293	9.81	—
December 15, 2020	December 15, 2027	199,380	66,459	11.50	—
December 15, 2021	December 15, 2028	25,890	—	18.85	—
December 15, 2021	December 15, 2028	31,764	—	—	14.67
Total		2,017,327	1,826,752	$10.45	$14.67